RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of transactions between related parties [abstract]
SCHEDULE OF KEY MANAGEMENT PERSONNEL COMPENSATION

Key management personnel includes the Board of Directors and executive officers of the Company. Key management personnel compensation is comprised of the following:

	Year Ended December 31,
	2024	2023

Short-term employee benefits	$1,477	$1,689
Share-based payments	930	670
	$2,407	$2,359